Restructuring - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	May 31, 2018	May 31, 2019	May 31, 2018
Restructuring Cost And Reserve [Line Items]
Inventory-related charges	$ 36.5	$ 10.5
Industrial Segment
Restructuring Cost And Reserve [Line Items]
Inventory-related charges	1.2	10.0
Consumer Segment
Restructuring Cost And Reserve [Line Items]
Inventory-related charges	$ 36.5	$ 10.5
2020 MAP to Growth
Restructuring Cost And Reserve [Line Items]
Restructuring plan, expected to be formulated		During the second quarter ended November 30, 2018
Increase in current total expected costs		$ 13.1
Restructuring plan, anticipated to be completed		by the end of calendar year 2020
2020 MAP to Growth | Industrial Segment | Cost of Sales
Restructuring Cost And Reserve [Line Items]
Inventory-related charges		$ 10.0	$ 1.2
2020 MAP to Growth | Consumer Segment | Cost of Sales
Restructuring Cost And Reserve [Line Items]
Inventory-related charges		2.1	$ 36.5
Inventory-related charges, favorable adjustment		$ 0.2